Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information

	For the year ended

	October 31, 2019		October 31, 2018

(Canadian dollars per share except share amounts)	Number of options (thousands)	Weighted average exercise price (1)	Number of options (thousands)	Weighted average exercise price (1)
Outstanding at beginning of period	7,770	$71.40	8,566	$64.96
Granted	1,090	96.55	773	102.33
Exercised (2) , (3)	(1,900)	55.05	(1,440)	50.42
Forfeited in the period	(10)	54.99	(129)	78.12
Outstanding at end of period	6,950	$79.88	7,770	$71.40
Exercisable at end of period	2,980	$64.24	3,726	$55.82

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2019 and October 31, 2018. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.
(2)	Cash received for options exercised during the year was $105 million (October 31, 2018 – $73 million) and the weighted average share price at the date of exercise was $103.15 (October 31, 2018 – $101.81).
(3)	New shares were issued for all stock options exercised in 2019 and 2018.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding as at October 31, 2019 by range of exercise price

	Options outstanding			Options exercisable

(Canadian dollars per share except share amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$36.46 – $5 2 . 23	704	$45.63	2.35	704	$45.63
$52. 60 – $69.17	907	60.47	3.15	907	60.47
$7 3 . 14 – $76.68	1,490	74.57	5.92	818	74.76
$78.59 – $90.23	1,986	87.00	6.49	551	78.59
$96.55 – $102.33	1,863	98.95	8.70	–	–
	6,950	$79.88	6.10	2,980	$64.24

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2019.

Weighted Average Assumptions
Weighted average assumptions

	For the year ended

(Canadian dollars per share except percentages and years)	October 31 2019	October 31 2018
Share price at grant date	$94.09	$101.83
Risk-free interest rate	2.01%	1.71%
Expected dividend yield	3.77%	3.66%
Expected share price volatility	12%	13%
Expected life of option	6 Years	6 Years

Summary of Units Granted Under Deferred Share and Other Plans
Units granted under deferred share and other plans

	For the year ended

	October 31, 2019		October 31, 2018

(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit
Deferred share unit plans	495	$99.69	376	$100.71
Deferred bonus plan	3,423	105.12	4,820	95.18
Performance deferred share award plans	2,471	96.39	2,099	101.55
Deferred compensation plans	116	94.06	91	103.55
Other share-based plans	1,210	96.28	978	101.48
	7,715	$100.42	8,364	$97.85

Summary of Obligation Under Deferred Share and Other Plans
Obligations under deferred share and other plans

	As at
	October 31, 2019		October 31, 2018

(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount
Deferred share unit plans	5,288	$562	4,631	$446
Deferred bonus plan	8,820	937	10,347	990
Performance deferred share award plans	5,621	597	5,892	565
Deferred compensation plans (1)	3,072	326	3,299	317
Other share-based plans	1,787	185	2,140	202
	24,588	$2,607	26,309	$2,520

(1)	Excludes obligations not determined based on the quoted market price of our common shares.

Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans
Compensation expenses recognized under deferred share and other plans

	For the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Deferred share unit plans	$77	$6
Deferred bonus plan	274	139
Performance deferred share award plans	294	190
Deferred compensation plans	250	80
Other share-based plans	106	78
	$1,001	$493